CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Revenue
Wholesale vehicle sales	$ 81,940	$ 0	$ 81,940	$ 0
Subscription fees	34,582	0	73,471	0
Total Revenue	116,522	0	155,411	0	$ 0	$ 0	$ 0
Operating expenses:
Cost of revenue	114,643	0	149,331	0
Selling, general and administrative	1,708,967	10,825	2,364,174	21,429	57,825	0	2,529
Depreciation and amortization	113,335	475	173,420	950	1,900	158	1,900
Impairment of assets					792	0	0
Professional fees	186,188	8,200	532,445	14,973	152,876	2,850	37,123
Total expenses	1,936,945	11,300	2,686,925	22,379	213,393	3,008	41,552
Other expense:
Interest expense - related party					11,698	719	7,257
Total other expense					11,698	719	7,257
Operating loss	(1,820,423)	(11,300)	(2,531,514)	(22,379)
Interest expense	71,804	2,343	283,606	4,553	5,626		7,257
Net loss before provision for income taxes	(1,892,227)	(13,643)	(2,815,120)	(26,932)	(225,091)	(3,727)	(48,809)
Benefit for income taxes	0	0	0	0	513	0	0
Net loss	$ (1,892,227)	$ (13,643)	$ (2,815,120)	$ (26,932)	$ (224,578)	$ (3,727)	$ (48,809)
Weighted average number of common shares outstanding - basic and diluted	10,003,981	7,023,809	8,963,000	7,023,809
Weighted average number of common shares outstanding - basic					5,581,370	5,500,000	3,513,699
Weighted average number of common shares outstanding - diluted					5,581,370	5,500,000	3,513,699
Net loss per share - basic and diluted	$ (0.09)	$ (0.00)	$ (0.15)	$ (0.00)
Net loss per share - basic					$ (0.04)	$ 0.00	$ (0.01)
Net loss per share - diluted					$ (0.04)	$ 0.00	$ (0.01)